Pledged assets and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

	June 30,	December 31,
Skr mn	2022	2021
Collateral provided
Cash collateral under the security agreements for derivative contracts	12,221	10,417
Contingent liabilities[1]
Guarantee commitments	4,939	4,767
Commitments[1]
Committed undisbursed loans	67,788	53,871
Binding offers	3,846	1,510

1	For expected credit losses in guarantee commitments, committed undisbursed loans and binding offers, see Note 4.